Summary of Significant Accounting Policies (Details) $ in Millions	12 Months Ended
	Dec. 31, 2015 USD ($) days	Dec. 31, 2014 USD ($)
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Health Care Organization, Capitation Costs	4.00%	5.00%
Deferred Policy Acquisition Costs	$ 305.0	$ 222.0
Cash Collateral Percentage Minimum	102.00%
Cash Collateral Percentage Maximum	105.00%
Minimum days delinquent when a loan can be considered a problem loan (in days) | days	60
Property, Plant and Equipment, Gross	$ 761.0	807.0
Accumulated depreciation	$ 131.0	$ 137.0
Minimum assumed interest rates on limited payment pension contracts on large case pension business (in hundredths)	0.80%	0.80%
Limited Payments Contracts Maximum	11.30%	11.30%
Minimum assumed interest rates on long-duration group life and long-term care contracts (in hundredths)	2.50%	2.50%
Maximum Assumed Interest Rates On Long Duration Group Life And Long Term Care Contracts	8.80%	8.80%
Discounted unpaid claim liabilities related to long-term disability and life insurance premium waiver contracts	$ 2,000.0	$ 2,000.0
Undiscounted value of unpaid claim liabilities related to long-term disability and life insurance premium waiver contracts	$ 2,700.0	$ 2,700.0
Minimum rate used to discount the reserves supporting our long-term disability and premium waiver contracts (in hundredths)	3.50%	3.00%
Maximum rate used to discount the reserves supporting our long-term disability and premium waiver contracts (in hundredths)	6.00%	6.00%
Minimum interest rate for pension and annuity investment contracts (in hundredths)	3.50%	3.60%
Maximum interest rate for pension and annuity investment contracts (in hundredths)	14.70%	16.70%
Minimum interest rate for group health and life contracts (in hundredths)	0.00%	0.00%
Maximum interest rate for group health and life contracts (in hundredths)	2.70%	2.80%
Policyholder funds - Health Savings Account	$ 1,500.0	$ 1,300.0